Income Taxes - Schedule of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Federal income tax benefit–-21%	$ (418,000)	$ (232,000)
State income tax–-4.35%	(85,600)	(48,000)
Non-deductible items	336,400
Subtotal	(167,200)	(280,000)
Change in valuation allowance	167,200	280,000
Income tax benefit